CONSOLIDATED BALANCE SHEETS (VIE) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash	$ 321,199	$ 461,912	$ 921,822
Loans receivable, net	1,596,673	1,659,217	3,223,762
Real estate, net	10,634,713	10,826,010	12,013,167
Other assets	566,098	400,143	386,194
Total assets	23,221,033	22,215,249	24,785,650
Debt, net	8,803,402	8,975,372	9,826,352
Other liabilities	958,293	634,144	836,867
Total liabilities	11,998,129	11,059,494	12,402,114
Variable Interest Entity, Primary Beneficiary
Cash		8,116	10,969
Restricted cash		0	40,084
Loans receivable, net		0	546,306
Equity securities, at fair value		24,829	35,600
Debt securities, at fair value		0	214,926
Real estate, net		0	8,073
Other assets		9,786	13,671
Total assets	26,600	42,731	869,629
Debt, net		0	348,250
Other liabilities		20,105	31,299
Total liabilities	$ 3,800	$ 20,105	$ 379,549